Commitments and Contingencies		9 Months Ended		12 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Note 8 Commitments and Contingencies
Litigation:
From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or claims will have a significant adverse effect on the Company’s business, financial condition, results of operations or cash flows.
Stoffers v. Dave Inc. (filed September 16, 2020 in LA County Superior Court)
This is a purported class action lawsuit filed in connection with a July 2020 data breach. The Company is in the process of settling this matter; it estimates the settlement to be approximately $3.2 million and is included with Legal settlement accrual within the condensed consolidated balance sheets for the period ended September 30, 2021 and December 31, 2020.
Martinsek v. Dave Inc.
In January 2020, a former employee of the Company filed a complaint in the California Superior Court for the County of Los Angeles against the Company and the Company’s Chief Executive Officer, asserting claims for, among other things, breach of contract, breach of fiduciary duty, conversion, and breach of the implied covenant of good faith and fair dealing. The complaint alleges that the Company and the Chief Executive Officer misappropriated approximately 6.8 million shares (as adjusted for a 10:1 forward stock split in November 2020) by rescinding a stock option agreement and a restricted stock purchase agreement between the Company and the former employee under which such shares were issued and repurchasing the shares. The Company rescinded the agreements for failure of consideration. The Company and the Chief Executive Officer answered, denying all claims and asserting defenses. Discovery has commenced, but no trial date has been set. The Company is vigorously defending against this claim.
Whalerock v. Dave Inc.
Whalerock Industries Holding Company, LLC (“Whalerock”) filed an unlawful detainer action against the Company on or about August 4, 2020, which was dismissed by Whalerock on March 18, 2021. On or about March 29, 2021, Whalerock initiated new litigation against the Company seeking declaratory relief. The Company and Whalerock entered into a sublease in May 2020 whereby the Company would sublease certain space from Whalerock located in West Hollywood, California. This matter involves a dispute between the Company and Whalerock over whether the
18-month
sublease has commenced, and if so, when. The Company is actively litigating this matter and cannot estimate the likely outcome at this time.

Note 12 Commitments and Contingencies
Litigation:
From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or claims will have a significant adverse effect on the Company’s business, financial condition, results of operations or cash flows.
Stoffers v. Dave Inc. (filed September 16, 2020 in LA County Superior Court)
This is a purported class action lawsuit filed in connection with a July 2020 data breach. The Company is in the process of settling this matter; it estimates the settlement to be approximately $3.2 million and is included with Legal settlement expenses, net of insurance reimbursements within the statements of operations for the year ended December 31, 2020.
Whalerock v. Dave Inc.
Whalerock Industries Holding Company, LLC (“Whalerock”) filed an unlawful detainer action against the Company on or about August 4, 2020, which was dismissed by Whalerock on March 18, 2021. On or about March 29, 2021, Whalerock initiated new litigation against the Company seeking declaratory relief. The Company and Whalerock entered into a sublease in May 2020 whereby the Company would sublease certain space from Whalerock located in West Hollywood, California. This matter involves a dispute between the Company and Whalerock over when the
18-month
sublease commenced. The Company is actively litigating this matter and cannot estimate the likely outcome at this time.

VPC Impact Acquisition Holdings III, Inc [Member]
Commitments and Contingencies
Note 5—Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to the consummation of the Proposed Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company will grant the underwriters a
45-day
option from the date of Proposed Public Offering to purchase up to 3,375,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price, less the underwriting discounts and commissions.
The underwriters will be entitled to an underwriting discount of $0.20 per Unit, or $4,500,000 in the aggregate (or $5,175,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. In addition, $0.35 per Unit, or $7,875,000 in the aggregate (or $9,056,250 in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 7. COMMITMENTS
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or closing on the merger agreement, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on March 4, 2021, the holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to the consummation of the Initial Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Subscription Agreements
On June 7, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”) pursuant to which, and on the terms and subject to the conditions of which, the PIPE Investors have agreed to purchase an aggregate of 21,000,000 shares of the Company’s Class A Common Stock in a private placement for $10.00 per share (the “Private Placement”). The proceeds from the Private Placement will be partially used to fund the Repurchase and for general working capital purposes following the Closing.
Each Subscription Agreement will terminate upon the earlier to occur of (a) the termination of the Merger Agreement in accordance with its terms, (b) the mutual written agreement of the parties to such Subscription Agreement, and (c) February 3, 2022, if the Closing has not occurred by such date.
On August 17, 2021, Alameda Research agreed to
pre-fund
its obligation under the Subscription Agreement between the Company and Alameda Research (the “Alameda Subscription Agreement”) to subscribe for 1,500,000 shares of Class A Common Stock for $15,000,000 of the aggregate proceeds of the Private
Placement. In connection therewith, Alameda Research received a promissory note, dated August 17, 2021, issued by Dave in the principal amount of $15,000,000 (the “Promissory Note”), and the Company and Alameda Research entered into an amendment to the Alameda Subscription Agreement, dated August 17, 2021 (the “Subscription Agreement Amendment”), to (i) correct a scrivener’s error in with respect to the name of Alameda Research reflected therein and (ii) provide for the satisfaction of Alameda Research’s obligation to pay the $15,000,000 purchase price under the Alameda Subscription Agreement by way of a full discharge of Dave’s obligations to pay the principal under the Promissory Note, which full discharge will automatically occur upon the Company’s issuance to Alameda Research of the shares of Class A Common Stock at the closing of the Private Placement. As of the date hereof, all of the PIPE Investors have consented to the Subscription Agreement Amendment and the transactions contemplated thereby.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,881,809 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.